SCHEDULE OF EXTENDED NOTE PAYABLE (Details) - USD ($)	Mar. 03, 2026	Dec. 11, 2025	Dec. 01, 2025	Oct. 31, 2025	Oct. 14, 2025	Sep. 25, 2025	Aug. 05, 2025	Jul. 31, 2025	Jun. 30, 2025	Apr. 15, 2025	Dec. 03, 2024	Nov. 20, 2024	Nov. 04, 2024	Oct. 28, 2024
Secured Promissory Note [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Secured Promissory Note One [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027			Apr. 30, 2026										Oct. 28, 2025
Accrues interest	7.50%
Promissory note														$ 25,000
Secured Promissory Note One [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Secured Promissory Note One [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 01, 2027							Apr. 30, 2026						Oct. 28, 2025
Accrues interest	7.50%													10.00%
Promissory note														$ 25,000
Secured Promissory Note One [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Secured Promissory Note Two [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027			Apr. 30, 2026									Nov. 04, 2025
Accrues interest	7.50%
Promissory note													$ 25,000
Secured Promissory Note Two [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Secured Promissory Note Two [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 01, 2027							Apr. 30, 2026					Nov. 04, 2025
Accrues interest													10.00%
Promissory note													$ 25,000
Secured Promissory Note Two [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Secured Promissory Note Three [Member]
Short-Term Debt [Line Items]
Maturity date				Apr. 30, 2026								Nov. 20, 2025
Promissory note												$ 25,000
Secured Promissory Note Three [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Secured Promissory Note Three [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 01, 2027							Apr. 30, 2026				Nov. 20, 2025
Accrues interest	7.50%											10.00%
Promissory note												$ 25,000
Secured Promissory Note Three [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Secured Promissory Note Four [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027			Apr. 30, 2026							Dec. 03, 2025
Accrues interest	7.50%
Promissory note											$ 25,000
Secured Promissory Note Four [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Secured Promissory Note Four [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 01, 2027							Apr. 30, 2026			Dec. 03, 2025
Accrues interest	7.50%										10.00%
Promissory note											$ 25,000
Secured Promissory Note Four [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Secured Promissory Note Five [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027			Apr. 30, 2026						Apr. 15, 2026
Accrues interest	7.50%
Promissory note										$ 25,000
Secured Promissory Note Five [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Secured Promissory Note Five [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 01, 2027							Apr. 30, 2026		Apr. 15, 2026
Accrues interest	7.50%									10.00%
Promissory note										$ 25,000
Secured Promissory Note Five [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Secured Promissory Note Six [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027			Apr. 30, 2026					Oct. 28, 2025
Accrues interest	7.50%
Promissory note									$ 40,000
Secured Promissory Note Six [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Secured Promissory Note Six [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 01, 2027							Apr. 30, 2026	Oct. 28, 2025
Accrues interest	7.50%								10.00%
Promissory note									$ 40,000
Secured Promissory Note Six [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note One Member [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note One Member [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note One Member [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 01, 2027						Apr. 30, 2026
Accrues interest	7.50%
Promissory note							$ 15,000
Promissory Note One Member [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Four [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Four [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 01, 2027			Feb. 28, 2026		Apr. 30, 2026
Accrues interest	7.50%
Promissory note				$ 2,000		$ 5,000
Promissory Note Four [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Five [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Five [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Five [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 01, 2027		Apr. 30, 2026		Apr. 30, 2026
Accrues interest	7.50%
Promissory note			$ 2,000		$ 15,000
Promissory Note Five [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Six [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Six [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Six [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 01, 2027	Apr. 30, 2026		Feb. 28, 2026
Accrues interest	7.50%
Promissory note		$ 5,000		$ 2,000
Promissory Note Six [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Seven [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027		Apr. 30, 2026
Accrues interest	7.50%
Promissory note			$ 2,000
Promissory Note Seven [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%
Promissory Note Eight [Member] | Feehan Partners [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027	Apr. 30, 2026
Accrues interest	7.50%
Promissory note		$ 5,000
Promissory Note Eight [Member] | Feehan Partners [Member] | Subsequent Event [Member]
Short-Term Debt [Line Items]
Maturity date	Apr. 30, 2027
Accrues interest	7.50%